FRANKLIN TEMPLETON INVESTMENTS
                       One Franklin Parkway
                        San Mateo, CA 94403




August 3, 2006

Filed Via EDGAR (CIK #0000225375)
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

      RE:  FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.
           File Nos. 002-60470 and 811-02790

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 28, 2006.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.



/s/ David P. Goss
Senior Associate General Counsel

DPG/jg

cc:   Brian E. Lorenz, Esq.